CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Other Taxes Payable	$ 198,226	¥ 1,293,423		¥ 1,203,644
Customer Refund Liability, Current	26,053,438	169,998,682		169,998,682
Customer Advances, Current	5,825,593	38,011,992		39,527,778
Other advances				56,276,200
Accrued Expenses And Other Liabilities Current	12,807,795	83,570,873		93,140,843
Convertible Notes Payable, Current				414,127,908
Derivative Liability, Current	284,285	1,854,957		198,600
Accounts Payable, Current	5,455,543	35,597,417		38,232,425
Due to Related Parties, Current	4,637,278	30,258,237		74,379,529
Interest Payable, Current				5,371,931
Operating Lease, Liability, Current	580,415	3,787,210		3,407,670
Operating Lease, Liability, Noncurrent	377,700	2,464,495		6,251,705
Allowance for Doubtful Accounts Receivable, Current	$ 6,619,312	1,149,864	$ 5,343,427	1,319,331
Short-term Debt				117,526,089
Variable Interest Entity, Primary Beneficiary
Other Taxes Payable		1,398,996		1,391,227
Customer Refund Liability, Current		169,998,682		169,998,682
Customer Advances, Current		15,005,074		15,035,073
Other advances		49,300,000		0
Accrued Expenses And Other Liabilities Current		62,130,247		71,176,256
Convertible Notes Payable, Current		0		0
Derivative Liability, Current		0		0
Accounts Payable, Current		5,920,126		5,640,424
Due to Related Parties, Current		52,987,306		59,306,848
Interest Payable, Current		0		0
Operating Lease, Liability, Current		18,287		34,227
Operating Lease, Liability, Noncurrent		0	$ 18,287
Short-term Debt		¥ 0		¥ 0
Class A Ordinary Shares
Ordinary shares, par value | $ / shares	$ 0.01		$ 0.01
Common Stock, Shares Authorized | shares	4,300,000,000	4,300,000,000	4,300,000,000	4,300,000,000
Ordinary shares, shares issued | shares	247,090,351	247,090,351	103,737,691	103,737,691
Ordinary shares, shares outstanding | shares	247,090,351	247,090,351	103,737,691	103,737,691
Class B ordinary shares
Ordinary shares, par value | ¥ / shares		¥ 0.01		¥ 0.01
Common Stock, Shares Authorized | shares	600,000,000	600,000,000	600,000,000	600,000,000
Ordinary shares, shares issued | shares	12,942,011	12,942,011	9,192,011	9,192,011
Ordinary shares, shares outstanding | shares	12,942,011	12,942,011	9,192,011	9,192,011